Condensed financial information of the parent company (Details 2) - USD ($)	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (2,482,889)	$ (368,815)
Stock compensation expenses	385,000	1,994
Changes in operating assets and liabilities:
NET CASH USED IN OPERATING ACTIVITIES	(348,120)	(70,582)
CASH FLOWS FROM INVESTING ACTIVITIES:
NET CASH USED IN INVESTING ACTIVITIES	(714,328)	(509,860)
CASH FLOWS FROM FINANCING ACTIVITIES:
Payments for deferred offering costs	(532,173)	(18,600)
Gross proceeds from registered direct financing	3,441,376
Proceeds received from shareholder loans		351,941
NET CASH PROVIDED BY FINANCING ACTIVITIES	2,661,463	1,439,719
CASH AND RESTRICTED CASH, BEGINNING OF THE PERIOD	3,411,432	1,157,314
CASH AND RESTRICTED CASH, END OF THE PERIOD	5,134,615	1,975,407
Parent Company [Member]
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	(2,494,228)	(430,670)
Stock compensation expenses	385,000
Adjustments to reconcile net loss to net cash used in operating activities:
Equity loss of subsidiaries	1,312,607	222,778
Changes in operating assets and liabilities:
Decrease in other receivables	116,250
Decrease in other payables	(24,139)
Due to related parties		207,892
NET CASH USED IN OPERATING ACTIVITIES	(704,510)
CASH FLOWS FROM INVESTING ACTIVITIES:
Loans to subsidiaries	(2,256,391)
NET CASH USED IN INVESTING ACTIVITIES	(2,256,391)
CASH FLOWS FROM FINANCING ACTIVITIES:
Payments for deferred offering costs	(532,173)
Gross proceeds from registered direct financing	3,441,376
Proceeds received from shareholder loans	80,000
NET CASH PROVIDED BY FINANCING ACTIVITIES	2,989,203
CHANGES IN CASH	28,302
CASH AND RESTRICTED CASH, BEGINNING OF THE PERIOD	300,000
CASH AND RESTRICTED CASH, END OF THE PERIOD	$ 328,302